THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND JUNE 30, 2023 (Unaudited)

Schedule of Investments	Principal Amount ($)	Value ($)

Corporate Obligations — 41.0%
COMMUNICATION SERVICES — 1.4%
ROBLOX
3.88%, 05/01/30 (a)	2,000,000	1,686,060
Warner Media
5.35%, 12/15/43	168,000	123,985
		1,810,045

CONSUMER DISCRETIONARY — 0.6%
Ford Motor Credit
3.38%, 11/13/25	750,000	697,406

ENERGY — 1.8%
BP Capital Markets
H15T5Y + 4.398%, 4.88% (b)(c)	1,500,000	1,363,500
Plains All American Pipeline
ICE LIBOR USD 3 Month + 4.110%, 9.43% (b)(c)	1,000,000	890,128
		2,253,628

FINANCIALS — 18.0%
Arbor Realty Trust
4.50%, 03/15/27	1,750,000	1,481,303
Athene Holding
3.50%, 01/15/31	2,000,000	1,652,563
Bank of America
ICE LIBOR USD 3 Month + 4.160%, 6.10% (b)(c)	1,500,000	1,487,250
Charles Schwab
H15T10Y + 3.079%, 4.00% (b)(c)	500,000	364,875
H15T5Y + 4.971%, 5.38% (b)(c)	2,400,000	2,293,728
Everest Reinsurance Holdings
ICE LIBOR USD 3 Month + 2.385%, 7.71%, 05/15/37 (b)	1,500,000	1,263,987
JPMorgan Chase & Co
ICE LIBOR USD 3 Month + 4.042%, 6.75% (b)(c)	3,000,000	3,007,800
Lincoln National
ICE LIBOR USD 3 Month + 2.040%, 7.29%, 04/20/67 (b)	470,000	268,336
ICE LIBOR USD 3 Month + 2.358%, 7.69%, 05/17/66 (b)	1,700,000	1,124,343
H15T5Y + 5.318%, 9.25% (b)(c)	1,000,000	1,050,046
M&T Bank
H15T5Y + 2.679%, 3.50% (b)(c)	500,000	333,503
4.00%, 07/15/24	250,000	243,515
Oaktree Specialty Lending
2.70%, 01/15/27	400,000	345,092
3.50%, 02/25/25	1,000,000	946,575
PNC Financial Services Group
H15T5Y + 3.238%, 6.20% (b)(c)	150,000	139,822
H15T7Y + 2.808%, 6.25% (b)(c)	725,000	650,869
Prudential Financial, Inc.
H15T5Y + 3.035%, 3.70%, 10/01/50 (b)	1,000,000	843,430

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND JUNE 30, 2023 (Unaudited)

	Principal Amount ($)	Value ($)

Corporate Obligations (continued)

FINANCIALS (continued)
Rocket Mortgage
2.88%, 10/15/26 (a)	2,000,000	1,770,000
State Street
ICE LIBOR USD 3 Month + 1.000%, 6.55%, 06/15/47 (b)	750,000	615,287
Truist Financial
H15T5Y + 4.605%, 4.95% (b)(c)	1,650,000	1,526,250
United Wholesale Mortgage
5.50%, 04/15/29 (a)	500,000	428,750
Wells Fargo
ICE LIBOR USD 3 Month + 0.500%, 5.76%, 01/15/27 (b)	795,000	743,804
		22,581,128

HEALTHCARE — 0.0%
CVS Pass-Through Trust
6.04%, 12/10/28	37,793	37,482
Endo Finance
5.38%, 01/15/23 (a)(d)	187,000	9,350
		46,832

INDUSTRIALS — 5.3%
BNSF Funding Trust I
ICE LIBOR USD 3 Month + 2.350%, 6.61%, 12/15/55 (b)	1,554,000	1,499,438
Boeing
3.25%, 02/01/35	625,000	506,768
3.60%, 05/01/34	750,000	638,279
General Electric MTN
ICE LIBOR USD 3 Month + 0.300%, 5.56%, 05/13/24 (b)	750,000	747,965
Southwest Airlines
7.38%, 03/01/27	3,100,000	3,259,817
		6,652,267

MATERIALS — 1.5%
Ball
2.88%, 08/15/30	2,250,000	1,867,786

REAL ESTATE — 3.9%
Federal Realty Investment Trust
3.50%, 06/01/30	2,400,000	2,087,364
Phillips Edison Grocery Center Operating Partnership I
2.63%, 11/15/31	1,000,000	740,191
Retail Opportunity Investments Partnership
4.00%, 12/15/24	850,000	814,238
Rexford Industrial Realty
2.13%, 12/01/30	1,500,000	1,183,304
		4,825,097

UTILITIES — 8.5%
Duke Energy
H15T5Y + 3.388%, 4.88% (b)(c)	275,000	264,110

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND JUNE 30, 2023 (Unaudited)

	Principal Amount ($)	Value ($)

Corporate Obligations (continued)

UTILITIES (continued)
Edison International
H15T5Y + 4.698%, 5.38% (b)(c)	2,125,000	1,857,038
Pacific Gas and Electric
2.50%, 02/01/31	4,250,000	3,327,256
3.50%, 08/01/50	3,000,000	1,908,316
4.95%, 07/01/50	1,500,000	1,178,115
Southern California Edison
3.90%, 12/01/41	15,000	11,713
WEC Energy Group, Inc.
ICE LIBOR USD 3 Month + 2.113%, 7.43%, 05/15/67 (b)	2,560,000	2,153,111
		10,699,659

Total Corporate Obligations
(Cost $58,938,017)		51,433,848

U.S. Treasury Obligations — 19.5%
U.S. Treasury Bills
5.31%, 10/31/2023 (e)	800,000	794,273
U.S. Treasury Bonds
1.13%, 5/15/2040 to 8/15/2040 (f)	7,650,000	4,935,322
1.25%, 5/15/2050	6,500,000	3,654,980
1.75%, 8/15/2041	2,450,000	1,721,221
2.25%, 8/15/2046	2,525,000	1,844,730
2.50%, 2/15/2045	2,530,000	1,958,773
U.S. Treasury Notes
0.63%, 5/15/2030 to 8/15/2030 (f)	8,625,000	6,902,261
1.38%, 11/15/2031	1,250,000	1,030,713
2.75%, 8/15/2032	1,750,000	1,604,326

Total U.S. Treasury Obligations
(Cost $26,861,566)		24,446,599

Mortgage-Backed Securities — 19.2%
AGENCY MORTGAGE-BACKED SECURITIES — 18.2%
FHLMC
4.00%, 05/01/44	365,441	349,720
5.00%, 06/01/41	66,947	67,323
FHLMC Multifamily Structured Pass-Through Certificates, Series K735, Class AM
2.46%, 05/25/26	2,000,000	1,850,461
FNMA, Series 2016-104, Class QA
3.00%, 11/25/43	78,121	76,157

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND JUNE 30, 2023 (Unaudited)

	Principal Amount ($)	Value ($)

Mortgage-Backed Securities (continued)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
FNMA
3.00%, 02/01/43 to 06/01/43 (f)	1,530,021	1,381,177
3.50%, 11/01/42 to 02/01/43 (f)	659,256	617,234
4.00%, 01/01/41 to 03/01/44 (f)	487,584	468,044
4.50%, 10/01/39 to 04/01/41 (f)	622,683	613,964
5.00%, 06/01/41	78,007	78,355
FNMA, Series 2010-16, Class PA
4.50%, 02/25/40	22,115	21,307
FNMA, Series 2019-M12, Class A2
2.89%, 06/25/29 (b)	1,474,962	1,354,861
FRESB Mortgage Trust, Series 2019-SB63, Class A10H
2.89%, 03/25/39 (b)	534,454	483,802
FRESB Mortgage Trust, Series 2018-SB53, Class A10F
3.66%, 06/25/28 (b)	1,486,817	1,408,505
FRESB Mortgage Trust, Series 2019-SB62, Class A10F
3.07%, 03/25/29 (b)	1,401,296	1,272,991
FRESB Mortgage Trust, Series 2019-SB60, Class A10F
3.31%, 01/25/29 (b)	726,161	671,441
FRESB Mortgage Trust, Series 2017-SB42, Class A10F
2.96%, 10/25/27 (b)	884,845	821,967
FRESB Mortgage Trust, Series 2018-SB52, Class A10F
3.48%, 06/25/28 (b)	2,065,067	1,946,547
GNMA, Series 2017-69, Class AS
2.75%, 02/16/58	585,411	528,587
GNMA, Series 2020-8, Class AH
2.55%, 01/16/62	1,209,102	1,007,126
GNMA, Series 2017-46, Class A
2.50%, 11/16/57	358,552	296,667
GNMA, Series 2018-156, Class AD
3.25%, 08/16/59 (b)	328,841	302,045
GNMA, Series 2018-68, Class B
3.00%, 02/16/59 (b)	1,000,000	834,626
GNMA, Series 2012-100, Class BA
2.60%, 08/16/52 (b)	2,500,000	2,071,340
GNMA, Series 2018-129, Class AG
3.10%, 05/16/59	87,884	86,667
GNMA, Series 2012-83, Class AK
3.20%, 12/16/53 (b)	573,948	511,628
GNMA, Series 2017-24, Class A
2.25%, 09/16/44	100,337	95,832
GNMA, Series 2017-106, Class AC
2.60%, 04/16/51	175,056	158,048
GNMA, Series 2020-3, Class AH
2.50%, 02/16/62	984,791	816,818
GNMA, Series 2019-2, Class AE
3.25%, 03/16/59	703,246	651,666

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND JUNE 30, 2023 (Unaudited)

	Principal Amount ($)	Value ($)

Mortgage-Backed Securities (continued)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA, Series 2019-55, Class AH
3.15%, 03/16/61 (b)	724,593	632,537
GNMA, Series 2017-70, Class AE
2.60%, 10/16/58	533,474	452,797
GNMA, Series 2018-3, Class AG
2.50%, 10/16/58	218,948	186,046
GNMA
3.50%, 05/20/43	431,199	406,732
4.00%, 01/20/41 to 04/20/43 (f)	409,456	397,082
		22,920,100

NON-AGENCY MORTGAGE-BACKED SECURITIES — 1.0%
Commercial Mortgage Trust, Series 2013-LC13, Class AM
4.56%, 08/10/46 (a)(b)	100,000	99,545
Commercial Mortgage Trust, Series 2014-CR14, Class AM
4.53%, 02/10/47 (b)	120,000	116,198
GS Mortgage Securities Trust, Series 2014-GC20, Class AS
4.26%, 04/10/47	105,000	101,954
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class C
5.05%, 01/15/47 (b)	153,000	134,640
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class C
4.89%, 02/15/47 (b)	100,000	81,050
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class C
4.20%, 07/15/46 (b)	191,000	152,115
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class AS
4.20%, 07/15/46 (b)	74,826	72,581
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class B
4.72%, 03/15/47 (b)	140,000	134,514
WFRBS Commercial Mortgage Trust, Series 2013-C17, Class AS
4.26%, 12/15/46	115,000	113,700
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class AS
4.35%, 03/15/47 (b)	263,000	257,455
		1,263,752

Total Mortgage-Backed Securities
(Cost $26,882,983)		24,183,852

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND JUNE 30, 2023 (Unaudited)

	Shares/ Principal Amount ($)	Value ($)

Preferred Stock — 8.8%
COMMUNICATION SERVICES — 1.5%
Qwest Corp. 6.50%, 09/01/2056	31,209	433,181
Qwest Corp. 6.75%, 06/15/2057	25,455	372,407
Telephone and Data Systems 6.00% (c)	77,523	1,065,166
		1,870,754
ENERGY — 1.3%
Energy Transfer 7.63% (b)(c)	52,760	1,332,718
Energy Transfer 9.86% (b)(c)	10,430	266,486
		1,599,204
FINANCIALS — 3.9%
Arbor Realty Trust 6.38% (c)	28,248	516,938
Athene Holding 6.38% (b)(c)	3,703	86,539
B. Riley Financial 5.00%, 12/31/2026	80,000	1,512,000
B. Riley Financial 6.00%, 01/31/2028	40,000	805,600
B. Riley Financial 6.75%, 05/31/2024	8,892	219,632
Ellington Financial 6.25% (b)(c)	78,547	1,529,310
RiverNorth DoubleLine Strategic Opportunity Fund 4.38% (c)	11,300	205,995
		4,876,014
REAL ESTATE — 0.9%
Brookfield Property Partners 6.50% (c)	8,543	127,291
CTO Realty Growth, REIT 6.38% (c)	53,214	1,050,976
		1,178,267
UTILITIES — 1.2%
SCE Trust III 5.75% (b)(c)	57,920	1,335,635
SCE Trust VI 5.00% (c)	7,625	150,518
		1,486,153
Total Preferred Stock
(Cost $13,803,181)		11,010,392

Municipal Bonds — 4.1%
CALIFORNIA — 0.3%
San Francisco City & County Redevelopment Financing Authority TA
8.26%, 08/01/29	300,000	339,640
KENTUCKY — 0.6%
Clark County School District Finance Corp RB
Insured: ST INTERCEPT
5.20%, 06/01/26	750,000	740,288
MARYLAND — 0.4%
Maryland Economic Development RB
3.70%, 06/01/25	500,000	475,611

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND JUNE 30, 2023 (Unaudited)

	Principal Amount ($)	Value ($)

Municipal Bonds (continued)
MICHIGAN — 1.1%
Belding Area Schools GO
Insured: Q-SBLF
6.50%, 05/01/25	750,000	750,651
Comstock Park Public Schools GO
Insured: Q-SBLF
6.30%, 05/01/26	635,000	635,454
		1,386,105
NEW YORK — 0.8%
New York State Dormitory Authority RB
5.00%, 01/01/24 (g)	720,000	716,862
Port Authority of New York & New Jersey RB
4.46%, 10/01/62	320,000	292,303
		1,009,165
NORTH DAKOTA — 0.6%
Kindred Public School District No. 2 GO
6.00%, 08/01/27	750,000	782,250
OREGON — 0.3%
Multnomah County School District No. 1 Portland GO
ST INTERCEPT
2.40%, 06/30/38	500,000	372,957

Total Municipal Bonds
(Cost $5,172,849)		5,106,016

U.S. Government Agency Obligations — 3.6%
FFCB
2.71%, 12/1/2036	389,000	310,934
2.94%, 2/23/2032	1,000,000	873,863
4.55%, 2/17/2033	1,000,000	953,108
FHLMC MTN
1.54%, 8/17/2035	2,500,000	1,779,508
2.00%, 10/29/2040	1,000,000	663,541

Total U.S. Government Agency Obligations
(Cost $5,174,558)		4,580,954

Asset-Backed Securities — 1.9%
SBA Small Business Investment Company, Series 2018-10B, Class 1
3.55%, 9/10/2028	867,152	808,097
SBA Small Business Investment Company, Series 2018-10A, Class 1
3.19%, 3/10/2028	559,596	524,700

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND JUNE 30, 2023 (Unaudited)

	Principal Amount ($)/Shares	Value ($)

Asset-Backed Securities (continued)
Small Business Administration, Series 2018-20H, Class 1
3.58%, 8/1/2038	846,013	787,702
Small Business Administration
Prime Rate + -2.650%, 5.35%, 6/25/2034 (b)	267,684	266,958

Total Asset-Backed Securities
(Cost $2,555,342)		2,387,457

Registered Investment Companies — 1.1%
Ares Dynamic Credit Allocation Fund	7,808	96,273
DoubleLine Income Solutions Fund	9,193	109,489
DoubleLine Opportunistic Credit Fund	295	4,280
PGIM High Yield Bond Fund	5,596	69,502
PIMCO Dynamic Income Fund	17,950	336,562
PIMCO Dynamic Income Opportunities Fund	14,628	191,042
RiverNorth DoubleLine Strategic Opportunity Fund	65,948	563,196

Total Registered Investment Companies
(Cost $1,803,456)		1,370,344

Common Stock — 0.4%
ENERGY — 0.1%
Unit Corp	2,389	114,385
REAL ESTATE — 0.3%
Creative Media & Community Trust, REIT	69,150	345,059
Orion Office Inc, REIT	726	4,799
		349,858
Total Common Stock
(Cost $489,671)		464,243

Total Investments - 99.6%		124,983,705

(Cost $141,681,623)
Other Assets & Liabilities, Net - 0.4%		541,579

Net Assets - 100.0%		125,525,284

(a)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At June 30, 2023, these securities amounted to $3,993,705 or 3.2% of Net Assets of the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND JUNE 30, 2023 (Unaudited)

(b)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(c)	Perpetual security with no stated maturity date.
(d)	The issuer is, or is in danger of being, in default of its payment obligation.
(e)	Interest rate represents the security’s effective yield at the time of purchase.
(f)	Securities are grouped by coupon and represent a range of maturities.
(g)	Escrowed to Maturity

FFCB — Federal Farm Credit Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FRESB — Freddie Mac Small Balance Mortgage Trust

GNMA — Government National Mortgage Association

GO — General Obligation

H15T5Y — US Treas Yield Cure Rate T Note Const Mat 5 Yr

H15T7Y — US Treas Yield Cure Rate T Note Const Mat 7 Yr

H15T10Y — US Treas Yield Cure Rate T Note Const Mat 10 Yr

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

RB — Revenue Bond

REIT — Real Estate Investment Trust

TA — Tax Allocation

USD — U.S. Dollar

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND JUNE 30, 2023 (Unaudited)

Schedule of Investments	Shares	Value ($)

Foreign Common Stock — 40.9%
CANADA — 11.6%
Brookfield	69,948	2,353,750
GreenFirst Forest Products (a)	104,800	87,119
PrairieSky Royalty Ltd.	322,575	5,645,824
Suncor Energy	196,650	5,765,778
		13,852,471
FRANCE — 18.0%
Bollore SA	1,239,539	7,721,847
Cie de L’Odet	3,617	6,132,314
Cie du Cambodge	1	7,092
Financiere Moncey	1	8,564
Lagardere	106,045	2,481,661
LVMH Moet Hennessy Louis Vuitton ADR	7,150	1,350,206
Societe Industrielle et Financiere de l’Artois	6	32,599
Vivendi SA	406,724	3,730,045
		21,464,328
INDIA — 0.5%
Fairfax India Holdings, Class G (a)	42,000	589,260
JAPAN — 3.5%
Nintendo Co, Ltd.	16,000	724,198
Nintendo Co, Ltd. ADR	300,650	3,421,397
		4,145,595
MEXICO — 2.0%
Becle	985,897	2,410,922
NETHERLANDS — 1.9%
EXOR	25,100	2,236,734
SOUTH AFRICA — 1.5%
MultiChoice Group ADR	371,499	1,857,495
UNITED KINGDOM — 1.9%
Barclays ADR	20,000	157,200
Rentokil Initial ADR	56,262	2,194,781
		2,351,981

Total Foreign Common Stock
(Cost $42,240,337)		48,908,786

Common Stock — 31.6%
COMMUNICATION SERVICES — 8.0%
Alphabet, Inc., Class A (a)	11,620	1,390,914
Alphabet, Inc., Class C (a)	3,860	466,944
DallasNews	20,000	77,800
Liberty Media Corp.-Liberty Formula One, Class A (a)	34,501	2,332,958
Sphere Entertainment (a)	191,138	5,235,270
		9,503,886
CONSUMER DISCRETIONARY — 2.9%
MGM Resorts International (a)	22,352	981,700

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND JUNE 30, 2023 (Unaudited)

	Shares/ Principal Amount ($)	Value ($)

Common Stock (continued)

CONSUMER DISCRETIONARY (continued)
Tandy Leather Factory (a)	560,237	2,431,428
		3,413,128

CONSUMER STAPLES — 4.7%
Bridgford Foods (a)	5,500	63,305
JG Boswell Co	40	26,200
Kroger	15,000	705,000
Philip Morris International, Inc.	49,630	4,844,881
		5,639,386

ENERGY — 1.0%
Range Resources	41,000	1,205,400

FINANCIALS — 7.5%
Barclays	270,000	526,496
Berkshire Hathaway, Inc., Class B (a)	5,055	1,723,755
Burford Capital	426,068	5,189,508
Charles Schwab	25,200	1,428,336
First Citizens BancShares, Class B	75	85,875
Southern BancShares NC	20	108,000
		9,061,970

HEALTHCARE — 2.2%
Laboratory Corp of America Holdings	10,625	2,564,131

INDUSTRIALS — 2.1%
Canadian Pacific Kansas City	30,400	2,455,408

MATERIALS — 0.9%
Keweenaw Land Association Ltd. (a)	52,595	1,117,644

REAL ESTATE — 2.3%
Creative Media & Community Trust, REIT	263,130	1,313,019
Equity Commonwealth, REIT (a)	71,700	1,452,642
		2,765,661

Total Common Stock
(Cost $34,200,234)		37,726,614

U.S. Treasury Obligations — 19.7%
U.S. Treasury Bills
4.94%, 10/12/2023 (b)	512,000	504,550
4.95%, 8/17/2023 (b)	1,000,000	993,548
4.99%, 7/13/2023 (b)	1,003,000	1,001,605
5.03%, 7/11/2023 (b)	2,005,000	2,002,784
5.19%, 9/19/2023 (b)	2,025,000	2,002,354
5.24%, 11/16/2023 (b)	1,025,000	1,004,942
5.33%, 12/7/2023 (b)	1,525,000	1,490,361
5.36%, 11/9/2023 (b)	4,090,000	4,013,985

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND JUNE 30, 2023 (Unaudited)

	Principal Amount ($)	Value ($)

U.S. Treasury Obligations (continued)
U.S. Treasury Bonds
2.75%, 11/15/2042	1,150,000	945,920
3.13%, 2/15/2043	2,275,000	1,983,960
U.S. Treasury Notes
0.13%, 7/31/2023	1,000,000	996,124
0.38%, 4/15/2024	3,000,000	2,884,102
1.88%, 2/15/2032	2,025,000	1,734,539
2.63%, 4/15/2025	1,029,000	987,036
3.50%, 2/15/2033	1,000,000	974,062

Total U.S. Treasury Obligations
(Cost $23,581,045)		23,519,872

Mortgage-Backed Securities — 3.0%
AGENCY MORTGAGE-BACKED SECURITIES — 2.9%
FHLMC
5.00%, 06/01/41	21,170	21,289
FNMA, Series M13, Class A2
2.68%, 06/25/32 (c)	2,000,000	1,722,833
FNMA, Series M15, Class A2
2.00%, 11/25/31	1,500,000	1,266,793
FNMA
3.00%, 02/01/43 to 06/01/43 (d)	198,018	178,754
3.50%, 11/01/42 to 02/01/43 (d)	89,336	83,634
4.00%, 02/01/44	23,320	22,363
4.50%, 02/01/40 to 01/01/41 (d)	45,159	44,615
5.00%, 06/01/41	24,668	24,778
FNMA, Series 2012-93, Class SW
ICE LIBOR USD 1 Month + 6.100%, 0.95%, 09/25/42 (c)(e)	14,814	1,519
FNMA, Series 2004-354, Class 1
0.00%, 12/25/34 (f)	1,515	1,333
GNMA
3.00%, 04/20/43 to 06/20/43 (d)	37,248	34,075
3.50%, 05/20/43	38,416	36,236
4.00%, 01/20/41 to 04/20/43 (d)	42,427	41,051
4.50%, 05/20/40 to 03/20/41 (d)	14,800	14,696
		3,493,969

NON-AGENCY MORTGAGE-BACKED SECURITIES — 0.1%
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class C
5.05%, 01/15/47 (c)	60,000	52,800

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND JUNE 30, 2023 (Unaudited)

	Principal Amount ($)	Value ($)

Mortgage-Backed Securities (continued)
NON-AGENCY MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class AS
4.35%, 03/15/47 (c)	40,000	39,157
		91,957

Total Mortgage-Backed Securities
(Cost $3,746,217)		3,585,926

Corporate Obligations — 1.5%
COMMUNICATION SERVICES — 0.5%
iHeartCommunications, Inc.
6.38%, 05/01/26	545	457
8.38%, 05/01/27	132	88
Level 3 Financing
3.75%, 07/15/29 (g)	1,000,000	602,377
		602,922

ENERGY — 0.0%
Kinder Morgan, Inc.
5.63%, 11/15/23 (g)	42,000	41,975

FINANCIALS — 0.4%
Charles Schwab
H15T5Y + 4.971%, 5.38% (c)(h)	500,000	477,860

INDUSTRIALS — 0.3%
Air Lease
3.88%, 07/03/23	200,000	200,000
Penske Truck Leasing
4.13%, 08/01/23 (g)	115,000	114,851
		314,851

INFORMATION TECHNOLOGY — 0.3%
Sprint
7.88%, 09/15/23	400,000	400,966

Total Corporate Obligations
(Cost $1,865,900)		1,838,574

U.S. Government Agency Obligation — 0.4%
FFCB
2.87%, 2/25/2030	500,000	448,801

Total U.S. Government Agency Obligation
(Cost $451,281)		448,801

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND JUNE 30, 2023 (Unaudited)

	Shares	Value ($)

Registered Investment Company — 0.3%
TCW Strategic Income Fund	70,000	324,100

Total Registered Investment Company
(Cost $327,718)		324,100

Preferred Stock — 0.1%
COMMUNICATION SERVICES — 0.0%
Liberty Broadband 7.00% (h)	—	10

REAL ESTATE — 0.1%
Equity Commonwealth, REIT 6.50% (h)	4,000	101,600
Rexford Industrial Realty, REIT 5.88% (h)	900	20,556
		122,156

Total Preferred Stock
(Cost $130,043)		122,166

Special Purpose Acquisition Company — 0.0%
Pershing Square Tontine (a)	42,443	—

Total Special Purpose Acquisition Company
(Cost $–)		—

Total Investments - 97.5%		116,474,839

(Cost $106,542,775)
Other Assets & Liabilities, Net - 2.5%		2,959,929

Net Assets - 100.0%		119,434,768

(a)	Non-income producing security.
(b)	Interest rate represents the security’s effective yield at the time of purchase.
(c)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(d)	Securities are grouped by coupon and represent a range of maturities.
(e)

Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(f)

Principal only security (“PO”). These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND JUNE 30, 2023 (Unaudited)

(g)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At June 30, 2023, these securities amounted to $759,203 or 0.6% of Net Assets of the Fund.

(h)	Perpetual security with no stated maturity date.

ADR — American Depositary Receipt

FFCB — Federal Farm Credit Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

H15T5Y — US Treas Yield Cure Rate T Note Const Mat 5 Yr

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

Ltd. — Limited

REIT — Real Estate Investment Trust

USD — U.S. Dollar

BRK-QH-001-0600